Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure detailed information about of trade payable [Abstract]
Summary of trade and other payables

(in €‘000)	December 31, 2022	December 31, 2021
Trade payables	31,868	13,070
Accrued expenses	15,876	9,446
Employee related liabilities	2,941	950
Payroll taxes, social security and VAT payables	5,127	5,261
Payables to related parties	—	28
Other payables	578	578
Total	56,390	29,333